Financial risk management and financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial risk management and financial instruments
Schedule of fair value of assets and liabilities

	Fair value of financial instruments using
	Quoted prices in	Significant
	active markets	observable inputs	Significant
	for identical	other than quoted	unobservable	Total
	instruments	prices	inputs	fair
	(Level 1)	(Level 2)	(Level 3)	value
At December 31, 2025
Financial assets:
Financial assets at fair value through profits or loss	268	—	23,005	23,273
Crypto assets loan receivables	42,141	—	—	42,141
Derivative financial instruments	—	316	—	316
Collateral receivables	3,407	—	—	3,407
Amounts due from related parties	21,427	—	—	21,427
Digital assets	45,350	608	—	45,958
	112,593	924	23,005	136,522
Financial liabilities:
Derivative financial instruments	—	316	—	316
Collateral payables	10,941	—	—	10,941
Liabilities due to customers	61,351	—	—	61,351
Amounts due to related parties	42,497	—	—	42,497
	114,789	316	—	115,105

At June 30, 2026
Financial assets:
Financial assets at fair value through profits or loss	275	—	14,822	15,097
Crypto assets loan receivables	57,788	—	—	57,788
Collateral receivables	8,534	—	—	8,534
Amounts due from related parties	37,122	—	—	37,122
Digital assets	52,053	58	—	52,111
	155,772	58	14,822	170,652
Financial liabilities:
Collateral payables	75,558	—	—	75,558
Liabilities due to customers	49,624	—	—	49,624
Amounts due to related parties	39,705	—	—	39,705
	164,887	—	—	164,887

Schedule of changes and movement of financial instruments in Level 3

	Fund	Unlisted equity
	investments	investments	Total
At January 1, 2025	264	—	264
Business combination – merger transaction	5,846	—	5,846
Additions during the period	—	1,000	1,000
Fair value changes	(237)	—	(237)
At June 30, 2025	5,873	1,000	6,873

At January 1, 2026	22,005	1,000	23,005
Additions during the period	100	—	100
Disposals during the period	(2,935)	—	(2,935)
Transfer to a related party (Note)	(4,246)	—	(4,246)
Fair value changes	(1,102)	—	(1,102)
At June 30, 2026	13,822	1,000	14,822